DEBT INSTRUMENTS AT AMORTIZED COST (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Brazilian government securities	R$ 129,684,983	R$ 139,751,396
Corporate debt securities	121,523,103	121,344,702
Securities at amortized cost	251,208,086	261,096,098
At cost [member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	135,339,275	145,278,232
Corporate debt securities	124,207,296	121,713,735
Securities at amortized cost	259,546,571	266,991,967
Gross Unrealized Gains [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	505,190	3,032,908
Corporate debt securities	1,842,639	23,020
Securities at amortized cost	2,347,829	3,055,928
Gross Unrealized Losses [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	(6,159,482)	(8,559,744)
Corporate debt securities	(4,526,832)	(392,053)
Securities at amortized cost	R$ (10,686,314)	R$ (8,951,797)